Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed maturities, amortized cost	$ 11,373.9	$ 11,455.7
Nonredeemable preferred stocks, cost	404.0	473.7
Common equities, cost	1,370.3	1,431.0
Short-term investments, amortized cost	1,990.0	1,551.8
Premiums receivable, allowance for doubtful accounts	138.6	124.2
Reinsurance recoverables, paid losses and loss adjustment expenses	38.9	32.3
Property and equipment, accumulated depreciation	$ 625.0	$ 573.8
Common Shares, par value	$ 1.00	$ 1.00
Common Shares, authorized	900.0	900.0
Common Shares, issued	797.7	797.7
Common Shares, treasury shares	193.1	184.7